AB Discovery Value Fund

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 21.5%
Air Freight & Logistics – 1.7%
CH Robinson Worldwide, Inc.	387,160	$39,343,199

Building Products – 0.6%
Builders FirstSource, Inc.(a) (b)	104,541	14,530,154

Commercial Services & Supplies – 2.4%
ABM Industries, Inc.	584,682	31,765,773
MillerKnoll, Inc.(b)	1,130,287	24,301,170

		56,066,943

Construction & Engineering – 3.4%
Fluor Corp.(a)	650,588	24,741,862
MasTec, Inc.(a)	216,451	28,266,336
WillScot Holdings Corp.	877,980	28,929,441

		81,937,639

Electrical Equipment – 1.0%
Regal Rexnord Corp.(b)	183,413	23,733,642

Ground Transportation – 1.2%
ArcBest Corp.	353,185	27,820,382

Machinery – 7.9%
CNH Industrial NV(b)	1,946,380	25,069,374
Gates Industrial Corp. PLC(a) (b)	1,215,570	26,304,935
JBT Marel Corp.(b)	247,442	32,662,344
Middleby Corp. (The)(a) (b)	228,949	37,870,454
Oshkosh Corp.	300,866	30,778,592
Pentair PLC	359,870	33,899,754

		186,585,453

Professional Services – 2.0%
Robert Half, Inc.	467,113	27,601,707
WNS Holdings Ltd.(a)	364,035	20,702,671

		48,304,378

Trading Companies & Distributors – 1.3%
Core & Main, Inc. - Class A(a)	599,500	30,580,495

		508,902,285

Financials – 20.4%
Banks – 10.9%
BankUnited, Inc.	660,217	24,810,955
Comerica, Inc.	473,879	30,484,636
First BanCorp/Puerto Rico	1,446,917	28,171,474
First Citizens BancShares, Inc./NC - Class A	16,246	33,272,783
First Hawaiian, Inc.	1,134,339	30,525,062
Independent Bank Corp.	99,641	6,831,387
Texas Capital Bancshares, Inc.(a)	299,997	23,747,763
Webster Financial Corp.	493,761	27,808,620
Wintrust Financial Corp.(b)	250,735	31,208,985

Company	Shares	U.S. $ Value

Zions Bancorp NA	397,587	$21,485,601

		258,347,266

Capital Markets – 4.0%
Cboe Global Markets, Inc.	159,516	33,625,973
Invesco Ltd.	1,927,962	33,527,259
Stifel Financial Corp.	261,391	27,757,110

		94,910,342

Financial Services – 2.1%
NCR Atleos Corp.(a)	1,048,009	29,805,376
Walker & Dunlop, Inc.	237,733	20,366,586

		50,171,962

Insurance – 3.4%
American Financial Group, Inc./OH	239,990	30,305,937
Hanover Insurance Group, Inc. (The)	213,389	36,389,226
Kemper Corp.	213,573	14,433,264

		81,128,427

		484,557,997

Consumer Discretionary – 14.1%
Automobile Components – 2.3%
Adient PLC(a)	1,526,065	24,157,609
BorgWarner, Inc.	1,032,275	30,730,827

		54,888,436

Diversified Consumer Services – 1.4%
ADT, Inc.	3,982,977	32,620,582

Hotels, Restaurants & Leisure – 0.4%
Dine Brands Global, Inc.(b)	366,543	9,192,898

Household Durables – 0.4%
Taylor Morrison Home Corp.(a)	181,130	11,164,853

Leisure Products – 1.0%
Brunswick Corp./DE	379,368	23,084,543

Specialty Retail – 4.4%
AutoNation, Inc.(a)	185,910	33,904,407
Bath & Body Works, Inc.	919,766	33,323,122
Group 1 Automotive, Inc.	81,438	37,427,276

		104,654,805

Textiles, Apparel & Luxury Goods – 4.2%
Crocs, Inc.(a) (b)	285,326	28,409,910
PVH Corp.	214,253	16,034,694
Tapestry, Inc.(b)	637,626	54,466,013

		98,910,617

		334,516,734

Information Technology – 11.7%
Communications Equipment – 4.0%
Calix, Inc.(a)	511,764	18,945,503

Company	Shares	U.S. $ Value

F5, Inc.(a)	160,440	$46,917,469
Lumentum Holdings, Inc.(a) (b)	398,938	28,057,310

		93,920,282

Electronic Equipment, Instruments & Components – 3.4%
Avnet, Inc.	447,650	22,624,231
Belden, Inc.	197,098	21,686,693
TD SYNNEX Corp.	262,999	36,159,732

		80,470,656

Semiconductors & Semiconductor Equipment – 1.8%
Amkor Technology, Inc.	933,554	19,697,989
FormFactor, Inc.(a)	723,236	24,083,759

		43,781,748

Software – 2.5%
ACI Worldwide, Inc.(a)	449,769	25,794,252
Commvault Systems, Inc.(a)	83,791	14,291,393
Gen Digital, Inc.	703,144	19,216,926

		59,302,571

		277,475,257

Real Estate – 8.3%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	866,356	14,598,099

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	180,477	17,847,370

Industrial REITs – 2.0%
First Industrial Realty Trust, Inc.	400,669	22,870,187
STAG Industrial, Inc.	696,136	25,046,973

		47,917,160

Office REITs – 1.2%
COPT Defense Properties	1,039,290	28,092,009

Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.(a)	140,210	38,121,697

Residential REITs – 1.5%
Independence Realty Trust, Inc.(b)	1,636,357	35,672,583

Specialized REITs – 0.6%
CubeSmart	346,823	14,316,853

		196,565,771

Health Care – 5.7%
Health Care Equipment & Supplies – 2.0%
Avantor, Inc.(a)	1,555,702	25,980,223
Integra LifeSciences Holdings Corp.(a)	635,361	14,746,729
Teleflex, Inc.	43,130	5,725,508

		46,452,460

Health Care Providers & Services – 2.4%
Encompass Health Corp.	383,371	38,390,772

Company	Shares	U.S. $ Value

Pediatrix Medical Group, Inc.(a)	1,325,390	$19,576,010

		57,966,782

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	159,120	30,235,982

		134,655,224

Energy – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
Cameco Corp.(b)	672,418	29,613,289
HF Sinclair Corp.(b)	247,741	8,737,825
Magnolia Oil & Gas Corp. - Class A	1,122,329	26,273,722
Matador Resources Co.	548,170	28,691,218
Northern Oil & Gas, Inc.(b)	708,783	22,326,664

		115,642,718

Materials – 3.4%
Chemicals – 1.9%
Avient Corp.	730,838	31,257,941
Element Solutions, Inc.	515,805	13,467,669

		44,725,610

Containers & Packaging – 1.5%
Graphic Packaging Holding Co.(b)	1,322,330	35,279,764

		80,005,374

Utilities – 3.4%
Electric Utilities – 3.4%
IDACORP, Inc.	318,995	37,612,701
TXNM Energy, Inc.	808,212	42,229,077

		79,841,778

Consumer Staples – 3.3%
Consumer Staples Distribution & Retail – 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	430,980	43,641,035

Food Products – 1.5%
Nomad Foods Ltd.	1,900,651	35,922,304

		79,563,339

Communication Services – 2.2%
Media – 2.2%
Criteo SA (Sponsored ADR)(a)	732,393	28,424,173
Nexstar Media Group, Inc.	145,128	24,548,401

		52,972,574

Total Common Stocks (cost $2,037,038,005)		2,344,699,051

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $22,892,625)	22,892,625	$22,892,625

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,059,930,630)		2,367,591,676

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $3,307,863)	3,307,863	3,307,863

Total Investments – 100.0% (cost $2,063,238,493)(f)		2,370,899,539
Other assets less liabilities – 0.0%		(54,897)

Net Assets – 100.0%		$2,370,844,642

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $447,524,148 and gross unrealized depreciation of investments was $(139,863,102), resulting in net unrealized appreciation of $307,661,046.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,344,699,051	$—	$—	$2,344,699,051
Short-Term Investments	22,892,625	—	—	22,892,625
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,307,863	—	—	3,307,863

Total Investments in Securities	2,370,899,539	—	—	2,370,899,539
Other Financial Instruments(b)	—	—	—	—

Total	$2,370,899,539	$—	$—	$2,370,899,539

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$17,153	$146,878	$141,138	$22,893	$180
AB Government Money Market Portfolio*	228	144,339	141,259	3,308	113
Total	$17,381	$291,217	$282,397	$26,201	$293

*	Investments of cash collateral for securities lending transactions.